SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	15-33
Office furniture and equipment	6
Clinical and medical equipment	15
Leasehold improvement	The shorter of term of the lease or the useful life of the asset

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The following assumptions were applied in determining the compensation cost:

Year ended December 31,
	2016	2015	2014

Risk-free interest rate	0.8-1.1%	0.9-2.1%	0.7-2.8%
Expected option term (years)	2.6-4.5	2.3-7	3-10
Expected price volatility	82-92%	78-87%	65-89%
Dividend yield	-	-	-